UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2007

                   Date of reporting period: June 30, 2007


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Proxy Voting Record 07/01/06-06/30/07


                                          MEETING                                                        	FOR/AGAINST	  FOR/AGAINST
    ISSUER	     	    TICKER    CUSIP	 DATE           MATTER VOTED ON	     PROPOSED BY VOTE CAST	  ABSTAIN  	  MANANGEMENT

Prestige Brands		PBH	74112d101	08/15/06	1) Election of Directors	Management	08/14/06		For		For
Holdings, Inc							2) Appoint PWC as ICPA        Management	08/14/06		For		For

EFJ, Inc.	      	EFJI	26843b101	08/25/06	1) Election of Directore      Management	08/24/06		For		For

Neoware, Inc.	      NWRE	64065p102	11/30/06	1) Election of Directors	Management	11/13/06		For		For
									2) 2004 equity incentive      Management  11/13/06		Against	Against
									3) Apoint KPMG as ICPA	      Management 	11/13/06		For		For

Michael Baker Corp    	BKR	057149106	11/09/06	1) Election of Directors      Management	11/13/06		For		For

Emerson Electric Co   	EMR	291011104	02/06/07	1) Election Of Directors      Management	02/05/07		FOR		FOR
									2) Appoint KPMG as ICPA	      Management	02/05/07		FOR		FOR

Griffon Corp	      GFF	398433102	02/02/07	1) Election of Directors      Management	02/01/07		FOR		FOR

Urstadt Biddle Prop   	UBA	917286205	03/08/07	1) Election Of Directors      Management	03/07/07		For		For
									2) Appoint PKF as ICPA	      Management	03/07/07		For		For

J.H.Bank& Thrift      	BTO	409735107	03/27/07	1) Election Of Directors      Management	03/26/07		For		For
Opportunity Fund

Washington Mutual     	WM	939322103	04/17/07	1) Election of Directors      Management	04/10/07		For		For
									2) Deloitte & Touche ICPA   	Management	04/10/07		For		For
									3) Exec retirement plan	      Shareholder	04/10/07		Against	For
									4) Dir election process       Shareholder	04/10/07		Against	For
									5) Director qualifications    Shareholder	04/10/07		Against	For

Suntrust Banks, Inc   	STI	867914103	04/17/07	1) Election Of Directors      Management	04/10/07		For		For
									2) Amend Articles of Inc      Management	04/10/07		For		For
									3) Annual elect directors     Management	04/10/07		For		For
									4) Majority vote directors    Shareholder	04/10/07		For		Against
									5) Appt Ernst & Young ICPA    Management	04/10/07		For		For

Cardinal Financial	CFNL	14149f109	04/20/07	1) Election Of Directors      Management	04/18/07		For		For
									2) Apoint KPMG as ICPA	      Management	04/18/07		For		For

Michael Baker Corp.   	BKR	057149106	04/19/07	1) Election Of Directors      Management	04/18/07		For		For

American Nat'l Bkshs  	AMNB	027745108	04/24/07	1) Election Of Directors      Management	04/20/07		For		For

EOG Resources	    	EOG	26875p101	04/24/07	1) Election Of Directors      Management	04/23/07		For		For
 									2) Deloitte & Touche ICPA     Management	04/23/07		For		For

Energen		     	EGN	29265n108	04/25/07	1) Election Of Directors      Management	04/24/07		For		For
									2) Approve 1997 incentive     Management	04/24/07		For		For
									3) Annual incentive comp      Management	04/24/07		For		For
									4) Appoint PWC as ICPA	      Management	04/24/07		For		For

Suncor Energy	     	SUN	867229106	04/26/07	1) Election of Directors      Management	04/25/07		For		For
									2) Appoint PWC as ICPA        Management	04/25/07 		For		For
									3) Equity compensation plan	Management	04/25/07		For		For
									4) Performance stock options	Management	04/25/07		For		For
									5) Amendments to by-laws	Management	04/25/07		For		For

Brush Engineered      	BW	117421107   05/01/07	1) Election Of Directors      Management	04/24/07		For		For
Materials, Inc.					        	2) Appt Ernst & Young ICPA    Management	04/24/07		For		For

First Mariner Bancorp 	FMAR	320795107	05/01/07	1) Election Of Directors      Management	04/26/07		For		For
									2) Separation COB and CEO     Shareholder	04/26/07		For		Against

KMG America			KMA	482563103	05/03/07	1) Election of Directors      Management	04/30/07		For		For

Fulton Financial		FULT	360271100	05/07/07	1) Election of Directors      Management	05/02/07		For		For
									2) Employee stk/purchase pln  Management	05/02/07		For		For

Conocophillips		COP	20825c104	05/09/07	1) Election Of Directors      Management	05/03/07		For		For
									2) Appt Ernst & Young ICPA    Management	05/03/07		For		For
									3) Political contributions    Shareholder	05/03/07		Against	For
									4) Global Warming-renewables  Shareholder	05/03/07		Against	For
									5) Director qualifications    Shareholder	05/03/07		Against	For
									6) Drilling sensitive/	      Shareholder	05/03/07		Against	For
										protective areas
									7) Rec indigenous			Shareholder	05/03/07		Against	For
									8) Community accountability   Shareholder	05/03/07		Against	For

Partnerre LTD		PRE	g6852t105	05/10/07	1) Election Of Directors      Management	04/18/07		For		For
									2) Appt Deloitte & Touche IA  Management	04/18/07		For		For
									3) Amend by-laws	      	Management	04/18/07		For		For
									4) Other matters	      	Management	04/18/07		For		For

Allied Waste		AW	019589308	05/17/07	1) Election Of Directors      Management	04/11/07		For		For
									2) Apoint PWC as ICPA	      Management	04/11/07		For		For
									3) Majority vote elect Dir    Shareholder	04/11/07		For		Against

Provident Bnkshares	PBKS	743859100	05/16/07	1) Election Of Directors      Management	05/08/07		For		For
									2) Appoint KPMG as ICPA	      Management	05/08/07		For		For

NGP Capital Resources	NGPC	62912r107	05/16/07	1) Election Of Directors      Management	05/08/07		For		For

OceanFirst			OCFC	675234108	05/17/07	1) Election Of Directors      Management	05/09/07		For		For
									2) Apoint KPMG as ICPA	      Management	05/09/07		For		For

FTI Consulting		FCN	302941109	05/16/07	1) Election Of Directors      Management	05/10/07		For		For
									2) Apoint KPMG as ICPA	      Management	05/10/07		For		For

Assurant, Inc		AIZ	04621x108	05/17/07	1) Election Of Directors      Management	05/14/07		For		For
									2) Apoint PWC as ICPA	      Management	05/14/07		For		For

Middleburg Financial	MBRG	59694102	05/17/07	1) Election of Directors      Management	05/09/07		For		For
									2) Appoint Yount,Hyde &	      Management	05/09/07		For		For
										Barbour as ICPA

First Potomac Rlty Tr	FPO	33610f109	05/22/07	1) Election of Directors      Management	05/14/07		For		For
									2) 2003 Eqty comp plan	      Management	05/14/07		For		For

Rush Enterprises		RUSHA	781846209	05/22/07	1) Eleection of Directors     Management	05/14/07		For		For
									2) 2007 long trm incent pln   Management	05/14/07		For		For
									3) Appt Ernst & Young ICPA    Management	05/14/07		For		For

Rush Enterprises		RUSHB	781846308	05/22/07	1) Election of Directors      Management	05/14/07		For		For
									2) 2007 long trm incent pln   Management	05/14/07		For		For
									3) Appt Ernst & Young ICPA    Management	05/14/07		For		For

Horizon Offshore		HOFF	44043j204	05/23/07	1) Election of Directors      Management	05/15/07		For		For
						    			2) 2005 stk incent plan	      Management	05/15/07		For		For
									3) Appt Grant Thornton ICPA   Management	05/15/07		For		For

Wabash National		WNC	929566107	05/24/07	1) Election of Directors      Management	05/18/07		For		For
									2) 2007 Omnibus incent pln   	Management	05/18/07		For		For
									3) Appt Ernst & Young ICPA    Management	05/18/07		For		For

Watsco, Inc.		WSO	94262220	05/25/07	1) Election of Directors      Management	05/22/07		For		For
									2) 1996 QESPP inc shares      Management	05/22/07		For		For

United American		INDM	90933t109	05/25/07	1A-H) excluding B	      	Management	05/24/07		For		For
Indemnity, Inc.							1B) Director R. M. Fishman    Management	05/24/07		Abstain	Against
									2) Approve shr incent pln     Management	05/24/07		For		For
									3) Incentive awards program   Management	05/24/07		For		For
									4) Apoint PWC as ICPA	      Management	05/24/07		For		For
 									5A1) Directors		      Management	05/24/07		For		For
									5B2) Appoint PWC as ICPA      Management	05/24/07		For		For

Waste Industries		WWIN	941057101	05/30/07	1) Election of Directors      Management	05/29/07		For		For
									2) 2007 long trm incent pln   Management	05/29/07		For		For
									3) BOD compensation plan      Management	05/29/07		Abstain	Against
									4) Other matters	      	Management	05/29/07		For		For

Radyne Corp			RADN	750611402	05/30/07	1) Election of Directors      Management	05/15/07		For		For
									2) 2007 stk incentive plan    Management	05/15/07		For		For

Emcor Group			EME	29084q100	06/20/07	1) Election of Directors      Management	06/18/07		For		For
									2) 2007 stk incentive plan    Management	06/18/07		For		For
									3) Appoint Ernst & Young IA   Management	06/18/07		For		For

Patriot Nat'l		PNBK	70336f104	06/20/07	1) Election of Directors      Management	06/18/07		For		For
Bancorp								2) Mcgladrey & Pullen as IA   Management	06/18/07		For		For


                               Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson
Chief Executive Officer

August 23, 2007